Filed with the U.S. Securities and Exchange Commission on May 15, 2013

Securities Act Registration No. 333-178987
Investment Company Act Reg. No. 811-22653

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	3	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	4	[	X	]

(Check appropriate box or boxes)
SYMETRA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

777 108th Avenue N.E., Suite 1200
Bellevue, WA 98004

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  1-800-796-3872

David S. Goldstein, Senior Vice President, General Counsel and Secretary Symetra Financial Corporation 777 108th Avenue N.E., Suite 1200 Bellevue, WA 98004
(Name and Address of Agent for Service)

Copy to:
Stephen E. Roth Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 3 to the Registration Statement Symetra Mutual Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 2 to the Registration Statement on Form N-1A filed on April 30, 2013. This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 2 to the Trust’s Registration Statement on behalf of the Trust’s series: Symetra DoubleLine Total Return Fund, Symetra DoubleLine Emerging Markets Income Fund and Symetra Yacktman Focused Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Bellevue and State of Washington, on the 15th day of May 2013.

Symetra Mutual Funds Trust

By: /s/ Daniel R. Guilbert
      Daniel R. Guilbert, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas M. Marra*	Trustee	May 15, 2013
Thomas M. Marra

/s/ Gary E. Gigot*	Trustee	May 15, 2013
Gary E. Gigot

/s/ Phillip O. Peterson*	Trustee	May 15, 2013
Phillip O. Peterson

/s/ Brian V. Turner*	Trustee	May 15, 2013
Brian V. Turner

/s/ Robert G. Wolfe*	Trustee	May 15, 2013
Robert G. Wolfe

/s/ Daniel R. Guilbert	President and Chief	May 15, 2013
Daniel R. Guilbert	Executive Officer

/s/ Colleen M. Murphy*	Principal Financial and	May 15, 2013
Colleen M. Murphy	Accounting Officer

/s/ Glenn A. Black*	Treasurer	May 15, 2013
Glenn A. Black

*By: /s/ David S. Goldstein		May 15, 2013
David S. Goldstein, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE